Fair Value Measurements - Summary Of The Changes In Fair Value,lnuding Net Transfers In And/Or Out, Of All Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($)
	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of derivative warrant liabilities	$ 235,000	$ 1,410,000	$ 11,640,000
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	480,000	1,200,000	7,320,000
Change in fair value of derivative warrant liabilities	120,000	(720,000)	(6,120,000)
Ending balance	$ 600,000	$ 480,000	$ 1,200,000
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants